Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Trustmark does not grant equity awards in anticipation of the release of material non-public
information, and the release of earnings information or other material non-public
information is not timed on the basis of equity award grant dates.
When granting annual LTI awards, the
Committee
considers different types of equity vehicles, and for 2025 grants, approved LTI awards as follows:

Equity Vehicle	Weight	Objectives and Design
Performance Share Units (PSUs)	50%
●
Rewards achievement of financial goals
meas
ured over a three-year performance period (January 1, 2025 — December 31, 2027)
●
Uses a balanced mix of absolute and relative performance metrics putting appropriate focus on long-term alignment and pay relative to shareholder returns by measuring the Company’s:
●   Return on Average Tangible Equity (ROATE)
●   Total Shareholder Return (TSR) relative to the peer group
●
Determines the number of earned PSUs, which can range from 0% to 200% of the target award, based on performance results.
●   If performance falls below the threshold level, no PSUs will be earned for that portion of the award.
●   Any PSUs earned above target are called “achievement units”
●
Accumulates dividend equivalents that vest and are paid only when the related shares vest
●
Does not provide dividend equivalents for PSUs earned above target (i.e., achievement units)
●
Settled in unrestricted shares following the end of the performance period

Time-based Restricted Stock Units (RSUs)	50%
●
Promotes retention by cliff vesting on the third anniversary of the grant date, based on continuous service
●
Supports achievement of stock ownership goals and instills an ownership mentality
●
Accumulates dividend equivalents that vest and are paid only when the related shares vest
●
Settled in unrestricted shares when fully vested

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Trustmark does not grant equity awards in anticipation of the release of material non-public
information, and the release of earnings information or other material non-public
information is not timed on the basis of equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false